Regulatory Developments (Details) - USD ($) $ in Millions	1 Months Ended
	Jun. 30, 2022	May 31, 2022	Mar. 31, 2022
ITC Midwest | FERC | ITC Midwest Capital Structure Complaint
Public Utilities, General Disclosures [Line Items]
Equity component of capital structure (percent)		60.00%
Complaint, proposed reduction of equity component of capital structure		53.00%
TEP | FERC | FERC Rate Case
Public Utilities, General Disclosures [Line Items]
Approved ROE			9.79%
TEP | Arizona Corporation Commission | TEP General Rate Application
Public Utilities, General Disclosures [Line Items]
Requested equity component of capital structure	54.00%
Requested ROE	10.25%
Requested increase in rate base	$ 3,600
Requested increase in revenue	$ 136
FortisAlberta | AUC | 2023 GCOC Proceeding
Public Utilities, General Disclosures [Line Items]
Equity component of capital structure (percent)			37.00%
Approved ROE			8.50%